Document and Entity Information	Feb. 02, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001711279
Document Type	8-K
Document Period End Date	Feb. 02, 2021
Entity Registrant Name	KRYSTAL BIOTECH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38210
Entity Tax Identification Number	82-2908297
Entity Address, Address Line One	2100 Wharton Street
Entity Address, Address Line Two	Suite 701
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203
City Area Code	(412)
Local Phone Number	586-5830
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	KRYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true